Debt Instruments at Amortized Cost - Additional Information (Detail) - PHP (₱) ₱ in Thousands									12 Months Ended
	Sep. 29, 2022	Jul. 07, 2022	Jun. 16, 2022	Jun. 03, 2022	Mar. 04, 2022	Jan. 28, 2022	Dec. 02, 2021	Mar. 09, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments									₱ 595,000	₱ 596,000
Three-Year Retail Treasury Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Purchased retail treasury bond								3 years
Face value of retail treasury bond								₱ 100,000
Maturity on face value of retail treasury bond								Mar. 09, 2024
Gross coupon rate								2.375%
Interest income, net of withholding tax									1,900	1,900	₱ 1,500
Investment in debt securities and other long-term investments									100,000	100,000
5.5-Year Retail Treasury Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Purchased retail treasury bond							5 years 6 months
Face value of retail treasury bond							₱ 300,000
Maturity on face value of retail treasury bond							Jun. 02, 2027
Gross coupon rate							4.625%
Interest income, net of withholding tax									11,100	11,100	₱ 904
Investment in debt securities and other long-term investments									300,000	300,000
5 -Year Retail Treasury Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Purchased retail treasury bond					5 years
Face value of retail treasury bond					₱ 40,000
Maturity on face value of retail treasury bond					Mar. 04, 2027
Gross coupon rate					4.875%
Interest income, net of withholding tax									1,600	1,300
Investment in debt securities and other long-term investments									40,000	40,000
3-Month Retail Treasury Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Purchased retail treasury bond	3 months
Face value of retail treasury bond	₱ 5,000
Maturity on face value of retail treasury bond	Dec. 04, 2022
Gross coupon rate	4.625%
Interest income, net of withholding tax										59
Three-year FXTN 03-27 [Member] | Smart Communications, Inc. [Member]
Disclosure of detailed information about financial instruments [Line Items]
FXTN maturity date				Apr. 07, 2025
Gross coupon rate				4.25%
Interest income, net of withholding tax									850	760
Investment in debt securities and other long-term investments				₱ 25,000					25,000
Seven-year FXTN 07-67 [Member] | Smart Communications, Inc. [Member]
Disclosure of detailed information about financial instruments [Line Items]
FXTN maturity date			May 19, 2029
Gross coupon rate			6.50%
Interest income, net of withholding tax									520	361
Investment in debt securities and other long-term investments			₱ 10,000						10,000
Four-year FXTN 07-62 [Member] | Smart Communications, Inc. [Member]
Disclosure of detailed information about financial instruments [Line Items]
FXTN maturity date		Feb. 14, 2026
Gross coupon rate		6.25%
Interest income, net of withholding tax									1,000	1,400
Investment in debt securities and other long-term investments		₱ 20,000							20,000	20,000
Two-Year BDO ASEAN Sustainable Bond [Member] | Smart Communications, Inc. [Member] | Entering Into Significant Liabilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross coupon rate						2.90%
Interest income, net of withholding tax									2,200	2,100
Investment in debt securities and other long-term investments						₱ 100,000			₱ 100,000	₱ 100,000
Time deposit maturity date						Jan. 28, 2024